Fees Summary	Oct. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,075,000
Previously Paid Amount	0
Total Fee Amount	2,358.06
Total Offset Amount	0
Net Fee	$ 2,358.06